Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill:
The change in the carrying amount of goodwill for the years ended December 31, 2012 and 2011, is as follows:
	2012	2011
	(in thousands)
Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Subsidiaries	(1,737)	-
Goodwill related to sale of AppBuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Balance as of December 31
Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238